Business Combinations - Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
SafetyPay [Member]
Business Acquisition [Line Items]
Purchase price adjustments	$ 9,608